Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Organization and Nature of Business [Abstract]
Net loss	$ (747,525)
Accumulated deficit	3,187,804	$ 2,968,981
Working capital deficit	$ (11,687,585)	$ (11,477,918)